SELECTED STATEMENTS OF OPERATIONS DATA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income:
Interest on short-term bank deposits	$ 388	$ 73	$ 42
Interest on long-term loans to affiliate	267	68	21
Foreign currency transaction adjustments	64	220	922
Other	9	24	0
Total financial income	728	385	985
Expenses:
Bank charges and interest expenses	481	1,474	1,335
Foreign currency transaction adjustments	166	1,168	652
Interest on long-term loans to shareholders and others	917	156	39
Other	33	11	36
Total financial expenses	1,597	2,809	2,062
Financial expenses, net	869	2,424	1,077
Other expenses (income), net:
Capital loss (gain)	(6)	(9)	0
Profit raise from gaining control in subsidiary previously account for by the equity method	0	0	(3,299)
Loss from sale of subsidiaries	0	241	0
Other expenses (income), net	$ (6)	$ 232	$ (3,299)